Stock-Based Compensation (Summary of Stock Option Activity) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Outstanding - beginning of year, Number of Shares (in shares)	60,000
Granted, Number of Shares (in shares)	0	0	0
Exercised, Number of Shares (in shares)	(22,000)
Canceled or expired, Number of Shares (in shares)	0
Outstanding - end of year, Number of Shares (in shares)	38,000	60,000
Options exercisable, Number of Shares (in shares)	38,000
Weighted Average Exercise Price
Outstanding - beginning of year, Weighted Average Exercise Price (in dollars per share)	$ 19.41
Granted, Weighted Average Exercise Price (in dollars per share)	0.00
Exercised, Weighted Average Exercise Price (in dollars per share)	19.60
Canceled or expired, Weighted Average Exercise Price (in dollars per share)	0.00
Outstanding - end of year, Weighted Average Exercise Price (in dollars per share)	19.30	$ 19.41
Options Exercisable - end of year, Weighted Average Exercise Price (in dollars per share)	$ 19.30
Outstanding - end of year, weighted average remaining contractual term	1 year 1 month 6 days
Options Exercisable, Weighted average remaining contractual life	1 year 1 month 6 days
Outstanding - end of year, Aggregate intrinsic value	$ 0.9
Options Exercisable, Aggregate intrinsic value	$ 0.9